Qualitative and Quantitative Information of Financial Risks - Impact of Hedging on Equity in Cash Flow Hedge Reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign Currency Risk | Cash flow Hedge Reserve
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	€ 817	€ (385)
Foreign Exchange Forward	(1,327)	1,667
Tax effect	370	(465)
As at 31 December	(140)	817
Foreign Currency Risk | Cost of Hedging Reserve
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	90	83
Foreign Exchange Forward	(67)	9
Tax effect	16	(2)
As at 31 December	39	90
Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	212	(1,870)
Interest Rate Swap	24	2,740
Tax effect	(6)	(658)
As at 31 December	€ 230	€ 212